Note A - Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and cash in banks. We also consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.